Earnings (loss) per ordinary share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings (loss) per ordinary share

14.  Earnings (loss) per ordinary share

Basic earnings (loss) per ordinary share are calculated by dividing the consolidated profit (loss) for the year attributable to the Parent by the weighted average number of ordinary shares outstanding during the year, excluding the average number of treasury shares held in the year, if any. Dilutive earnings (loss) per share assumes the exercise of stock options, provided that the effect is dilutive.

	2021	2020	2019
	US$'000	US$'000	US$'000
(Loss) for the year from continuing operations	(115,374)	(244,359)	(370,277)
(Loss) profit for the year from discontinued operations	—	(5,399)	84,637
Total (Loss) for the year	(115,374)	(249,758)	(285,640)

Attributable to the Parent	(110,624)	(246,339)	(280,601)
Attributable to non-controlling interests	(4,750)	(3,419)	(5,039)

Earnings per share

	2021	2020	2019
Numerator:
(Loss) attributable to the Parent (US$'000)	(110,624)	(246,339)	(280,601)
Denominator:
Weighted average basic and dilutive shares outstanding	176,508,144	169,269,281	169,152,905
Basic and diluted (loss) earnings per ordinary share (US$)	(0.63)	(1.46)	(1.66)

Numerator:
(Loss) for the year from continuing operations attribuitable to the Parent (US$'000)	(110,624)	(240,940)	(365,238)
Denominator:
Weighted average basic and dilutive shares outstanding	176,508,144	169,269,281	169,152,905
Basic and diluted (loss) earnings per ordinary share (US$)	(0.63)	(1.42)	(2.16)

Numerator:
(Loss) profit for the year from discontinued operations (US$'000)	—	(5,399)	84,637
Denominator:
Weighted average basic and dilutive shares outstanding	176,508,144	169,269,281	169,152,905
Basic and diluted (loss) earnings per ordinary share (US$)	—	(0.03)	0.50

Potential ordinary shares of 4,359,436, of 3,411,974 and of 445,008 were excluded from the calculation of diluted earnings (loss) per ordinary share in 2021, 2020 and 2019 respectively because their effect would be anti-dilutive.